The Alger Funds

Incorporated herein by reference is a form of the Fund’s prospectus and statement of additional information filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on September 27, 2019 (SEC Accession No. 0001193125-19-257654).